Strategic Funds, Inc.

-Dreyfus Conservative Allocation Fund

-Dreyfus Growth Allocation Fund

-Dreyfus Moderate Allocation Fund (the "Funds")

Incorporated herein by reference, on behalf of the Funds, is a supplement to the Funds' prospectus filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on July 30, 2013 (SEC Accession No. 0000737520-13-000082).